Overview and Summary of Significant Accounting Policies - Allowance for Transaction Losses and Negative Customer Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for negative customer balances	$ 215	$ 174
Accrued expenses and other current liabilities
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for transaction losses	$ 129	$ 92